Average Annual Total Returns (Vanguard Global Minimum Volatility Fund Participant:)	Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Admiral Shares 11/1/2013 - 10/31/2014	FTSE Global All Cap Index USD Hedged Vanguard Global Minimum Volatility Fund Vanguard Global Minimum Volatility Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.92%	8.87%
Since Inception	16.61%	12.83%